Prepayment and Other Current Assets	12 Months Ended
Dec. 31, 2021
Prepayment and Other Current Assets
Prepayment and Other Current Assets

4. Prepayment and Other Current Assets

The following is a summary of prepayment and other current assets:

	As of December 31,
	2020	2021
	RMB	RMB
Prepayments for services	21,413	31,988
Prepaid rental and other deposits	12,715	18,241
Prepayments to inventory suppliers	—	15,389
Loan receivables, net	—	15,074
Receivable from other online retail platform	—	6,627
Receivable related to exercise of share options	134	310
Staff advances	212	432
VAT receivables	1,684	422
Interest receivable	6,755	284
Others	277	3,075
Total	43,190	91,842